Financial Assets and Financial Liabilities	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities
11.
Financial Assets and Financial Liabilities

The following table shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy.

Financial assets

A.
Current and non-current financial assets

	June 30, 2026		December 31, 2025
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	28,704	—	28,416
Other receivables	—	118	—	19
Loans to employees	180	—	180	—
Trade and other financial receivables	180	28,822	180	28,435
Guarantee deposit	1,303	—	1,387	—
Non-current financial assets	1,303	—	1,387	—
Guarantee deposit	—	165	—	164
Financial investments	—	4,951	—	4,969
Other current financial assets	—	5,116	—	5,133
Total	1,483	33,938	1,567	33,568

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

The carrying amounts of the customer sales and services includes receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. Therefore, the Group continues to recognize the transferred assets in their entirety in its statement of financial position.

The amount repayable under the factoring agreement is presented as secured borrowing. As at June 30, 2026 there is an amount under the factoring agreements for Euro 24,636 thousand (Euro 21,859 thousand as at December 31, 2025). The Group considers that the held-to-collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.

As of June 30, 2026, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 4,951 thousand as compared to Euros 4,969 thousand at December 31, 2025. These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.

B.
Expected credit loss assessment as of June 30, 2026 and December 31, 2025.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The impairment of trade receivables is recognized under “Expected credit loss for trade and other receivables” in other operating expenses.

The net expense recognized in profit or loss during the six months ended June 30, 2026 was Euros 250 thousand and a net income of Euros 22 thousand for the six months ended June 30, 2025. This amount includes Euros 649 thousand corresponding mainly to the impact of final uncollectible balances (Euros 1,527 thousand in the same period of 2025). The allowance for doubtful debts provision as of June 30, 2026 estimated based on the expected credit loss, was Euros 1,220 thousand, as compared to Euros 1,514 thousand as of December 31, 2025, for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as of June 30, 2026, a bad debt provision for amounts outstanding 180 days or longer for Euros 4,714 thousand, as compared to Euros 4,819 thousand as at December 31, 2025, which has been calculated taking into account specific accounts receivable considered doubtful.

The expected loss rates are based on the Group’s historical credit losses.

C.
Financial assets by class and category

		June 30, 2026
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	28,704	—	—	28,704
Other receivables	118	—	—	118
Loans to employees	180	—	—	180
Trade and other financial receivables	29,002	—	—	29,002
Guarantee deposit	1,303	—	—	1,303
Non-current financial assets	1,303	—	—	1,303
Guarantee deposit	165	—	—	165
Financial investments	338	4,343	270	4,951
Other current financial assets	503	4,343	270	5,116
Total	30,808	4,343	270	35,421

		December 31, 2025
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	28,416			28,416
Other receivables	19			19
Loans to employees	180			180
Trade and other financial receivables	28,615	—	—	28,615
Guarantee deposit	1,387			1,387
Non-current financial assets	1,387	—	—	1,387
Guarantee deposit	164			164
Financial investments	326	4,373	270	4,969
Other current financial assets	490	4,373	270	5,133
Total	30,492	4,373	270	35,135

Financial assets measured at FVTOCI correspond to investments in funds whose quotation is considered level 1 for fair value purposes.

The financial investments valued at FVTPL relate to investment funds held at financial institutions. These financial assets are also considered level 3 for fair value purposes.

The rest of the financial assets (both current and non-current) are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

A.
Loans and borrowings

	June 30, 2026		December 31, 2025
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	128,314	986	54,764	51,136
Affected suppliers	11,832	309	—	—
Working capital line of credit	—	49,810	—	58,766
Loans and borrowings	140,146	51,105	54,764	109,902
Derivative warrant liabilities	—	7,305	—	70
Lease liabilities (see note 9)	23,855	3,386	28,817	4,287
Total	164,001	61,796	83,581	114,259

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the interest rates applicable to all of them still represent market spreads), except for the derivative warrant liability which is measured at FVTPL.

The working capital lines of credit are a type of short-term financing used to cover ongoing business’s operations. These small-business loans are not used to fund large investments and are renewed every 90 days.

Bank Loans

As of June 30, 2026, the Group had available credit lines and other financing products of Euros 49,810 thousand, compared to Euros 72,550 thousand as of December 31, 2025. Of these facilities and financing arrangements, the full amount had been drawn down as of June 30, 2026, compared to Euros 58,758 thousand as of December 31, 2025. In addition to the aforementioned financing products, the Company engages in non-recourse factoring with a limit of Euros 4,000 thousand at June 30, 2026 (Euros 12,000 thousand at December 31, 2025) of which Euros 956 thousand have been disposed as June 30, 2026 (Euros 2,679 thousand at December 31, 2025).

On April 8, 2026, the Group signed a Commercial Agreement together with the restructuring plan. On May 6, 2026, the Spanish restructuring plan has been approved by the Court in accordance with applicable Spanish law.

The restructuring plan has been completed at the end of June 2026 and effectively restructures the loans and borrowings and includes a long-term debt facility structured in two tranches: 1) a €55.3 million syndicated term loan featuring a back-loaded amortization schedule, beginning with limited quarterly payments in the first quarter of 2028 that scale gradually through 2030; and 2) a €68 million bullet instrument maturing in December 2030 with “payment in kind” interest to preserve immediate cash position. The Agreement also includes a €34.4 million syndicated working capital line maturing in December 2030. A Additionally, the maturity of bank debt amounting to €11.7 million has been extended to December 31, 2030. Furthermore, new working capital facilities ("New money") have been granted in the amount of €5.4 million, maturing on December 31, 2030. Additionally, the maturity of bank debt amounting to €11.7 million has been extended to December 31, 2030. Furthermore, new working capital facilities ("New money") have been granted in the amount of €5.4 million, maturing on December 31, 203.Additionally, the maturity of bank debt amounting to €11.7 million has been extended to December 31, 2030. Furthermore, new working capital facilities ("New money") have been granted in the amount of €5.4 million, maturing on December 31, 2030. No covenants have been established. The restructuring plan also provides for the rescheduling of approximately €12.1 million of trade payables, which will be settled through quarterly installments, with full settlement expected by 30 June 2030.

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2026 and December 31, 2025, are as follows:

(In thousand Euros)	June 30, 2026		December 31, 2025
1 July 2026 - 30 June 2027	51,105	2026	109,902
1 July 2027 - 30 June 2028	7,071	2027	32,893
1 July 2028 - 30 June 2029	15,030	2028	18,772
1 July 2029 - 30 June 2030	32,101	2029	3,595
1 July 2030 - Dic 2030	103,508	2030	549
More than five years	—	More than five years	2,401
	208,815		168,112

Details of the loans and borrowings as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	—	10,801	102,422	113,223
Floating rate loan	EUR	50,332	—	11,704	62,036
Covenant Loan	EUR	—	—	—	—
		50,332	10,801	114,126	175,259
Borrowings
Fixed rate loan	EUR	464	—	3,388	3,852
Affected Suppliers
Fixed rate loan		309	5,187	6,644	12,140
		51,105	15,988	124,158	191,251

	December 31, 2025
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	5,185	6,887	—	12,072
Floating rate loan	EUR	76,568	12,114	—	88,682
Covenant Loan	EUR	27,808	32,180	—	59,988
		109,561	51,181	—	160,742
Borrowings
Fixed rate loan	EUR	341	640	2,943	3,924
		109,902	51,821	2,943	164,666

As of June 30, 2026, the Group had loans at variable interest rates referenced to Euribor plus a differential between 0% and 3% and at fixed interest rates that range between 1% and 10%, respectively, compared to variable rates referenced to Euribor plus a differential between 0% and 5.60% and fixed rates between 3.81% and 9.00%, respectively, during fiscal year ended December 31, 2025.

The Group had a loan with a nominal value of Euros 11.7 million that includes a pledge on the inventories at June 30, 2026 (Euros 11.25 million as of December 31, 2025) for the same amount (Note 11). In addition, the Group had loans with a total nominal value of Euros 35 million that include a pledge on the property, plant and equipment at June 30, 2025 and December 31, 2024 for a gross amount of Euros 24,789 thousand (Note 8).

Additionally, as a result of all restructured financial debt pursuant to the restructuring plan and the New Money share a single, common security package (the “New Security”) with such arrangements to be reflected in an intercreditor agreement that forms part of the restructuring plan. The New Security will consist of first demand guarantees from the key Group companies (Wallbox Chargers, S.A.U., Wallbox NV, AR Electronics Solutions, S.L.U., Wallbox USA, Inc., Electromaps, S.L.U., Wallbox France SAS and Coil, Inc.), pledges over 100 per cent of the shares in the Group’s main operating subsidiaries, security over core intellectual property, material commercial contracts and, in the case of Wallbox USA, inventories, which net book value at June 30, 2026 is Euro 4,534 thousand, and pledges over key bank accounts and intercompany loans. In practice, this means that substantially all the Group’s material operating entities, shareholdings, cash balances, intellectual property and intragroup receivables within the scope of the restructuring plan will be pledged on a pari passu basis in favor of all secured financial creditors following implementation of the restructuring plan.

Borrowings

As of June 30, 2026, loans from a government entity (“CDTI”) total Euros 3,852 thousand as compared to Euros 3,924 thousand as of December 31, 2025.

Derivative warrant liabilities

As described in the 2025 consolidated financial statements, derivative warrant liabilities correspond to Public and Private Warrants issued by Kensington, BBVA warrants and Generac warrants, which have been assumed by Wallbox.

During the first half of 2026, Wallbox and Generac entered into a new warrant agreement, pursuant to which we issued to Generac, and the Warrant holder subscribed for and acquired, an aggregate of 229,938 warrants exercisable until July 30, 2028, for an equal number of our Class A Shares, at an exercise price of up to 3.05 USD per Class A Share (which exercise price may be lowered at the sole discretion of the Company prior to the Expiration Date (as defined in the Warrant Agreements). The Warrant Agreements also provide for a redemption right in our favor when the reported trading price of our Class A Shares is at least 6.00 USD per share on each of twenty trading days within the thirty trading-day period ending on the third business day prior to the date when the notice of redemption is given.

On June 26, 2026, Wallbox and certain shareholders entered into a new warrant agreement, pursuant to which we issued to these shareholder, and the Warrant holder subscribed for and acquired, an aggregate of 3,301,758 warrants exercisable until June 26, 2031, for an equal number of our Class A Shares, at an exercise price of up to 2.40 USD per Class A Share (which exercise price may be lowered at the sole discretion of the Company prior to the Expiration Date (as defined in the Warrant Agreements). The Warrant Agreements also provide for a redemption right in our favor when the reported trading price of our Class A Shares is at least 6.00 USD per share on each of twenty trading days within the thirty trading-day period ending on the third business day prior to the date when the notice of redemption is given.

Movement in the derivative warrant liabilities during the six-months ended June 30, 2026 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Other Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2025	262,956	—	444,167	—	50,394	19	655,147	51	—	—	1,412,664	70
Warrants issuance	—	—	—	—	—	—	229,938	2	3,301,758	7,216	3,531,696	7,218
Change in fair value of derivative warrant liabilities	—	—	—	—	—	(6)	—	22	—	—	—	16
Exchange differences	—	—	—	—	—	1	—	—	—	—	—	1
At June 30, 2026	262,956	—	444,167	—	50,394	14	885,085	75	3,301,758	7,216	4,944,360	7,305

The fair value of the BBVA Warrants was USD 0.31 based on a Black-Scholes valuation methodology for options and warrants.

The fair value of Generac Warrant was USD 0.13 for type 1 Warrants and USD 0.044 for type 2 and type 3 Warrants, both based on a Black-Scholes valuation methodology for options and warrants.

The fair value of Other Warrant (granted on June 2026) was USD 2.49, based on a Black-Scholes valuation methodology for options and warrants.

As a consequence of the communication from NYSE regarding the delisting of Public Warrants the Group has considered that fair value of public and private warrants are nil.

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2026	164,666	70	33,104	197,840
Proceeds from loans	8,878	—	—	8,878
Principal paid on lease liabilities	—	—	(2,153)	(2,153)
Interest paid on lease liabilities	—	—	(798)	(798)
Repayments of loans	—	—	—	—
Interest and bank fees paid	—	—	—	—
Total changes from financing cash flows	8,878	—	(2,951)	5,927
The effect of changes in foreign exchange rates	65	1	68	134

Change in fair value of derivative warrant liabilities	—	7,234	—	7,234
Disposal of leases	—	—	(3,778)	(3,778)
Government loan receivable	(72)	—	—	(72)
Transfer from Trade payables	12,901	—	—	12,901
Restructuring process costs	(8,905)	—	—	(8,905)
Interest and bank fees expenses	13,718	—	798	14,516
Other	—	—	—	—
Total liability-related other changes	17,642	7,234	(2,980)	21,896
Balance at June 30, 2026	191,251	7,305	27,241	225,797

B.
Trade and other financial payables

Details of trade and other financial payables as of June 30, 2026 and December 31, 2025 are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
Suppliers	36,161	42,203
Personnel (salaries payable)	3,548	3,981
Customer advances	184	115
Total	39,893	46,299

Trade and other payables are unsecured and are typically paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.

The Group has secured various financing lines through confirming arrangements. These instruments allow the Group to obtain financing by facilitating payments to suppliers.

Payments to suppliers ahead of the invoice due date are processed by the finance provider, and the Group settles the original invoice by paying the finance provider in the line with the new conditions agreed with the finance suppliers (90 to 120 days).

In accordance with the refinancing agreement described in Note 2 to these financial statements, €12,140 thousand have been reclassified as non-current debt in accordance with the terms of the agreement.

The Group recognizes a liability to the bank until the maturity of the debt.

All trade payable subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of the financial position.

(In thousand Euros)	June 30, 2026	December 31, 2025
Carrying amount of liabilities
Presented within trade and other payables	—	—
Presented within loans and borrowings (*)	29,848	29,923
Liabilities that are part of the arrangements	Not applicable	Not applicable
Comparable trade payables that are not part of the arrangements	60-90 days after the invoice date	60 days after the invoice date
(*) The supplier has already received the payment for this amount.

There were no significant non-cash changes in the carrying amount of the trade payables.